PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
Composition of assets, grouped by major classifications, is as follows:

	December 31,
	2016	2015
Cost:
Land and buildings	$11,966	$11,112
Machinery and equipment	46,129	41,378
Motor vehicles	362	334
Office furniture and equipment	1,926	1,789
Software	1,354	1,259
	61,737	55,872

Less: Accumulated depreciation	40,439	36,938
Depreciated cost	$21,298	$18,934